CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2016
CONVERTIBLE DEBT [Abstract]
Schedule of Changes of Long-term Convertible Debt

Balance as of January 1, 2015	$35,752

Change in accrued interest	1,823
Change in fair value	175
Payment of interest	(1,824)

Balance as of December 31, 2015*	$35,926

Change in accrued interest	1,586
Change in fair value	1,350
Payment of interest	(1,716)
Payment of principal	(7,620)

Balance as of December 31, 2016*	$29,526